Share capital (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Schedule of a summary of stock option information

		Weighted
		average
	Number of	exercise
	Shares	price
		C$

Options outstanding at December 31, 2010	7,400,000	1.26
Granted	310,000	1.70
Exercised	(1,868,123)	1.23
Forfeited	(184,849)	1.32
Expired	(100,000)	1.23
Options outstanding at December 31, 2011	5,557,028	1.29
Granted	-	-
Exercised	(148,415)	1.09
Forfeited	(175,000)	1.35
Expired	-	-
Options outstanding at June 30, 2012	5,233,613	1.29

Schedule of Share-based Compensation, Activity

		Stock options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining	Number of	Weighted
	Number of	average	contractual	exercisable	average
Range of	stock options	exercise	life	options	exercise
exercise prices	outstanding	price	(years)	outstanding	price
C$		C$			C$

1.09 - 1.11	2,214,636	1.09	3.59	2,214,636	1.09
1.34 - 1.50	1,893,977	1.35	1.62	1,868,977	1.35
1.53 - 2.01	1,125,000	1.57	1.25	1,087,500	1.55
	5,233,613	1.29	2.37	5,171,113	1.28

Schedule of basis of calculation diluted earnings per share

	Three months ended			Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Net earnings (loss)	$2,377,743	$(1,234,965)	$1,730,613	$(1,633,063)

Basic weighted average number of shares	62,722,050	58,653,204	62,394,647	57,213,030
Effect of dilutive securities:
Options	764,441	-	1,208,002	-
Warrants	1,509,580	-	1,937,434	-
Diluted weighted average number of shares	64,996,071	58,653,204	65,540,083	57,213,030

Schedule of stock options and share purchase warrants excluded from the computation of diluted weighted average number of common shares as they were anti-dilutive

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011

Options	1,125,000	5,888,998	75,000	5,888,998
Warrants	883,500	6,130,726	883,500	6,130,726
	2,008,500	12,019,724	958,500	12,019,724